FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MAY 31, 2016 TO

PROSPECTUS DATED JULY 31, 2015

Effective May 23, 2016, Brian W. Hart is no longer a portfolio manager of the Short-Intermediate U.S. Government Fund and the U.S. Government Fund. All references to Mr. Hart in the Prospectus are hereby deleted. Michael R. Chico will continue to manage the Short-Intermediate U.S. Government Fund and the U.S. Government Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (5/16)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED MAY 31, 2016 TO

STATEMENT OF INFORMATION (“SAI”) DATED JULY 31, 2015

Effective May 23, 2016, Brian W. Hart is no longer a portfolio manager of the Short-Intermediate U.S. Government Fund and the U.S. Government Fund. All references to Mr. Hart in the SAI are hereby deleted. Michael R. Chico will continue to manage the Short-Intermediate U.S. Government Fund and the U.S. Government Fund.